Financial risk management - Maximum credit risk (Details) - Credit risk - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk management
Total credit risk	€ 499	€ 655
Loan commitments given undrawn
Risk management
Total credit risk	313	495
Outstanding customer finance loans
Risk management
Total credit risk	€ 186	€ 160